Securities Act File No. 333-47415
                                        Investment Company Act File No. 811-8685

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                          Pre-Effective Amendment No. 1


                          Post-Effective Amendment No.

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                 Amendment No. 1


                        (Check appropriate box or boxes)

                            ROCHDALE INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                               570 Lexington Ave.
                             New York, NY 10022-6837

               (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (212) 702-3500

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                               345 California St.
                            San Francisco, CA, 94104

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the date of effectiveness of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table


Item 3.  Financial Highlights.................      N/A


Item 4.  General Description of Registrant....      Investment
                                                    Objective,
                                                    Policies and
                                                    Risks


Item 5.  Management of the Fund...............      Management
                                                    and Administration

Item 5A  Management's Discussion of Fund            See Annual
         Performance                                Reports to
                                                    Shareholders

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in the Fund
                                                    How the
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in the Fund

 Item 9.  Pending Legal Proceedings . . . . . . .   N/A

Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies
                                                    Investment
                                                    Restrictions

Item 14. Management of the Fund...................  The Fund's
                                                    Investment
                                                    Advisor
Item 15. Control Persons and Principal Holders
         of Securities............................  The Fund's
                                                    Investment
                                                    Advisor

Item 16. Investment Advisory and Other Services.... The Fund's
                                                    Investment
                                                    Advisor The
                                                    Fund's
                                                    Administrator

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information
                                                    The Fund's
                                                    Distributor

Item 20. Tax Status..............................   Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Fund's
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                             PRELIMINARY PROSPECTUS
                              SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.


                            ROCHDALE FOUNDATION FUND


                     ROCHDALE INTERNATIONAL OPPORTUNITY FUND
                              570 Lexington Avenue
                               New York, NY 10022-6837
                                 (212) 702-3500
                                 (800) ___-____

    The Rochdale Foundation Fund (the "Fund") is a mutual fund which invests primarily in large companies, as measured by market capitalization , incorporated in the United States. The Fund seeks to achieve its investment objective of long-term capital appreciation by investing in securities of companies that meet the fundamental criteria incorporated in the proprietary methodology of Rochdale Investment Management ("Rochdale" or the "Advisor"), including various valuation and financial attributes.

The Rochdale International Opportunity Fund is a mutual fund with the investment objective of seeking long-term capital appreciation through investment primarily in companies incorporated in countries outside of the United States. The Fund seeks to achieve its objective by investing in the most attractive developed and emerging markets as identified through Rochdale's proprietary methodology incorporating valuation, financial and economic attributes.


There can be no assurance that either Fund will achieve its investment objective. This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated June __, 1998 as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Funds at the address given above.

                       TABLE OF CONTENTS

Expense Table....................................................
Investment Objective, Policies and Risks......... . . . . . . .
Management and Administration.............................
How to Invest in the Funds.......................................
How to Redeem an Investment in the Funds.........................
Services Available to the Funds' Shareholders....................
How the Funds' Per Share Value is Determined.....................
Distributions and Taxes..........................................
General Information..............................................



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                          Prospectus dated June __, 1998

FEES AND EXPENSES OF THE FUNDS

Expenses are one of several factors to consider when investing in the Funds. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Funds. Actual expenses may vary from those shown; however, Rochdale will reduce its fees and may absorb or reimburse the Funds for certain expenses to the extent necessary to limit total annual fund operating expenses to the amounts indicated in the table. Shares will be redeemed at net asset value per share.



BOTH FUNDS

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases         None

Maximum Sales Load Imposed on
Reinvested Dividends                            None

Deferred Sales Load                             None

Redemption Fees                                 2.00%*



Annual Fund Operating                           International
Expenses (As a percentage of       Foundation    Opportunity
average net assets)                  Fund            Fund

Advisory Fees                      1.00%          1.00%

12b-1 Expenses                     0.25%**        0.25%**

Other Expenses                     1.25%**        1.50**
after reduction)

Total Fund Operating Expenses      2.50%**        2.75%**
(after reduction)

*A fee of 2% of the amount redeemed is charged on redemptions of shares held for eighteen months or less. The fee is payable to the Funds and is intended to benefit the remaining investors.

**Rochdale has undertaken to reduce its fees or make payments of fund expenses to assure that the annual ratios of operating expenses to average net assets will not exceed 2.50% for the Foundation Fund and 2.75% for the International Opportunity Fund. Without Rochdale's undertaking, it is estimated that "Other Expenses" in the above table would be 1.75% for the Foundation Fund and 2.00% for the International Opportunity Fund and "Total Operating Expenses" would be 3.00% for the Foundation Fund and 3.25% for the International Opportunity Fund. If Rochdale does waive fees or pay Fund expenses, the Funds may reimburse Rochdale within the following three years. See "Management and Administration." Each Fund has adopted a Distribution Plan under which it may pay Rochdale a fee at an annual rate of up to 0.25% of the Fund's net assets for distribution expenses and services. Over an extended period of time, a long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD"). This is recognized and permitted by the NASD.

Example of Fund Expenses


This table illustrates the net transaction and operating expenses that would be incurred for an investment in each Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.


                                             International
                    Foundation                Opportunity
                    Fund                        Fund

               With        Without        With        Without
               Redemption  Redemption     Redemption  Redemption

One Year       $46            $25            $48       $28

Three Years    $78            $78            $85       $85


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown. In addition, federal regulations require the Example to assume a 5% annual return, but a Fund's actual return may be higher or lower. See "Management of the Funds."


The Funds are diversified series of Rochdale Investment Trust (the "Trust"),an open-end management investment company. They are "mutual funds" offering redeemable shares of beneficial interest. Shares of the Funds may be purchased at their net asset value per share. The minimum initial investment in each Fund is US $10,000 with subsequent investments of US $2,500 or more. Shares will be redeemed at net asset value (less a redemption fee of 2% on shares redeemed that have been held for eighteen months or less).




                    Investment Objective, Policies and Risks


                            ROCHDALE FOUNDATION FUND


Investment Objective. The Fund's investment objective is to seek long-term capital appreciation. Although not an objective of the Fund, it seeks capital appreciation in excess of the broad market, as defined by the Standard & Poor's 500 ("S & P 500"). The Fund seeks to invest in equity securities of companies that meet the fundamental criteria incorporated in Rochdale's proprietary methodology, including various valuation and financial attributes. Investments in common stocks are emphasized, but the Fund also may buy other types of equity securities, including preferred stocks, convertible securities or warrants.

The Fund selects securities priced at attractive levels relative to securities of industry peers and of the broad market. Rochdale's company selection process focuses on companies whose securities are trading at reasonable levels relative to their anticipated growth rates and which are the beneficiaries of favorable long-term conditions in the business cycles. Our investment style of seeking well-managed companies at attractive relative valuations is best described as "GARP" or Growth at a Reasonable Price.

Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities, primarily common stocks of domestic large-capitalization companies, defined as those incorporated within the United States and with a market capitalization in excess of $1 billion. The Fund generally invests the remaining 35% in a similar manner, but may also invest in depository receipts and securities convertible into equity securities such as warrants, convertible bonds, debentures or convertible preferred stock) of publicly traded companies of any size worldwide.

The Fund may invest up to 25% of its total assets in securities of companies in foreign developed markets and up to 15% of its total assets in securities of companies in emerging markets. See "Foreign Securities and Emerging Markets" below.

While not an objective, the Fund uses the S & P 500 Index as the benchmark for the broad market against which the performance of the Fund is measured. Like all mutual funds, there can be no assurance that the Fund's investment objective will be attained.

Investment Policies. The Fund is designed for individuals and institutions who can benefit from investing in growth companies at reasonable prices for their large-capitalization domestic equity allocation. It is the policy of the Fund to invest primarily in securities that are listed on a securities exchange or have an established over-the-counter market.

In connection with the Fund's focus on long-term capital appreciation, Rochdale employs "tax-sensitive" strategies, such as tax-lot accounting and lower turnover, to manage the Fund with timing of sales so as to minimize the impact to shareholders of short-term capital gains. However, the Fund will dispose of a security, regardless of the time it has been held, to avoid anticipated reduction of value, or to reduce or eliminate a position in a security which is no longer believed to offer the potential for suitable gains.

Portfolio turnover is not expected to exceed an annual rate of 50% under normal market conditions. Rochdale attempts to keep turnover to a minimum in order to reduce trading and brokerage costs which the Fund must pay. Higher rates of portfolio turnover may result in additional brokerage commissions or expenses to the Fund, as well as a reduction in investors' after-tax returns.

Investment Strategy. In managing the Fund, Rochdale draws a distinction between stocks which are efficiently valued by the marketplace and those which are not. Rochdale seeks to add value through a consistent, disciplined, and quantitative application of an investment methodology to identify reasonably priced companies with attractive long-term growth characteristics. We seek to identify excellent companies which are temporarily out of favor but possess strong growth prospects over the long-term as demonstrated by fundamental factors including earning power, profit margins, revenue growth, asset growth, and cash flows.

In managing the Fund, Rochdale employs a quantitative approach. We apply a multi-factor process and proprietary measures of valuation to identify securities that are attractively valued. Quantitative criteria are used in evaluating a company's potential as a prospective investment opportunity.

Rochdale has developed a proprietary methodology that identifies attractively valued companies according to its proprietary multi-factor valuation methodology. The multi-factor methodology is used to evaluate companies based on their fundamentals, including earnings, revenues, cash flows, and valuation, and is designed to identify those stocks which satisfy the Fund's long-term goal of growth at a reasonable price. In evaluating companies, the multi- factor methodology incorporates a number of fundamental factors including the following:

                  -Price
                  -Revenue Growth
                  -Profit Margin
                  -Franchise Margin
                  -Valuation Metrics
               --Discounted Cash Flow
                           --Price to Earnings Growth Rate
                           --Price to Sales Ratio

The most attractive companies as determined by the multi-factor methodology are selected for or retained in the portfolio. A stock is sold because (a) the fundamental factors have become unattractive, (b)the valuation exceeds our reasonable price parameters, (c) the position exceed our diversification parameters, or (d) it is displaced by a more attractive stock.

Companies are evaluated within their respective industries as well as within the overall investment universe. The Fund can invest in any industry, will hold a broadly diversified portfolio across several industries, and will not concentrate 25% or more of total assets in any single industry as an ongoing policy. Under normal market conditions, the Fund expects to hold a minimum of 50 positions, with no maximum number. The Fund does not expect to hold more than 5%, at cost, of its total assets in the securities of any one issuer.

ROCHDALE INTERNATIONAL OPPORTUNITY FUND

Investment Objective. The Fund's investment objective is long-term capital appreciation, which it seeks by investing in compaie within those countries which Rochdale has identified as the most attractive among foreign developed and emerging markets. A country's relative attractiveness is based on valuation measures and financial and economic attributes incorporated in Rochdale's proprietary methodology. The Fund seeks capital appreciation in excess of an appropriately weighted benchmark measuring the performance of developed and emerging market countries in Rochdale's investment universe. The Morgan Stanley Capital International World-ex U.S. Index ("MSCI") is used as the benchmark for the broad market against which the performance of the Fund is measured.

The Fund invests in securities of issuers in foreign countries, both developed and emerging. For a discussion of various risks associated with investing in foreign and emerging market securities, see "Foreign Securities and Emerging Markets" at page __.

The Fund maintains investments in at least five markets, except during defensive periods. For the foreign developed markets, the country universe from which the Fund selects securities includes Canada plus those countries included in the MSCI Europe, Australasia, and Far East Index ("MSCI EAFE"), except Malaysia and Portugal, which the Fund considers emerging markets. There may be additional developed countries included in the Fund that may not be classified by MSCI EAFE. For emerging markets , the Fund will generally select securities of companies in countries that are considered to be emerging by the United Nations or the International Finance Corporation ("IFC"), or are otherwise regarded by their authorities s emerging. as well as countries that are classified by the United Nations or otherwise regarded by their authorities as emerging. Currently, the countries included in the Fund's emerging market universe include Argentina, Brazil, Chile, Greece, India, Indonesia, Israel, Malaysia, Mexico, the Philippines, Portugal, South Africa, South Korea, Taiwan, Thailand and Turkey. In the future, the Fund may invest in other emerging market countries.

Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of foreign-domiciled, publicly traded companies worldwide. Equity securities include common stocks, sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), and Global Depository Receipts ("GDRs") (collectively "depository receipts"), warrants, convertible bonds, debentures and convertible preferred stocks. The Fund generally invests the remaining 35% in a similar manner, but may invest those assets in equity or debt securities of companies in countries worldwide. The Fund invests a minimum of 40% in developed market securities and may invest up to 60% in emerging market securities, as deemed appropriate by Rochdale. It is expected that the majority of companies whose securities are held by the Fund will have a market capitalization of $200 million or more.

The Fund seeks to benefit from economic and other developments in foreign countries or regions as well as relative valuation differences among foreign markets. The objective of the Fund reflects our belief that investment opportunities result from evolving long-term international trends favoring more market-oriented economies, especially markets considered emerging. This trend may be facilitated by local or international political, economic, or financial developments that could benefit the capital markets of such countries. Certain of these countries, which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

Investment Policies.

The Fund is designed for individuals and institutions who can benefit from allocating a portion of their portfolio to a broader investment universe comprised of securities in foreign developed and emerging markets. These markets offer the opportunity to invest in countries at levels of economic development different than the United States, or whose economies may be uncorrelated with the United States. The companies and countries in which the Fund invests may experience more potential for rapid growth than those in the United States. In addition, these companies, when combined with an investors other investments, may broaden portfolio representation in a manner that could lead to lower overall portfolio volatility. Rochdale believes that the portion of an investor's portfolio allocated to foreign investing should be made with an investment horizon of five or more years.

Rochdale will change the composition of the portfolio as the relative attractiveness of countries shifts. This may at times cause the fund to undergo changes as a result of conditions in the financial markets or economies of the foreign developed and emerging markets. Although the objective of the Fund is long-term capital appreciation, the Fund will dispose of a security, regardless of the time it has been held, to avoid anticipated reduction in value, or to reduce or eliminate a position in a security which is no longer believed to offer the potential for suitable gains. Portfolio turnover is not expected to exceed an annual rate of 100% under normal circumstances. Higher rates of portfolio turnover may result in additional brokerage commissions or expenses to the Fund, as well as a reduction in investors' after-tax returns.


Investment Strategy. In managing the Fund, Rochdale focuses on those countries within each category, foreign developed or emerging markets, that appear attractively valued relative to other countries within that group. Rochdale employs a proprietary quantitative methodology comprising several valuation, financial, and economic factors for each country to arrive at a composite rating for that country which takes each of these factors into account.


The factors included in this process include:

   -Price to Book Value
   -Price to Earnings, Trailing
   -Price to Earnings, Forecasted
   -Earnings Yield Gap
   -GDP Growth Rate Forecast
   -Current Account to GDP
   -Revision Ratio
   -Analysts Consensus

The methodology employed ranks each of the countries on a periodic basis. Based on the rankings for each country, the Fund allocates a certain percentage of the portfolio to those higher ranked countries. The weighting allocated to each country is determined by, among other factors, the nature of the market, its market capitalization, the size of the economy, the number and type of securities in the country, the liquidity of the country's securities markets, and the type of country (developed or emerging). Country selection process tends to focus on those countries that are attractive from a valuation perspective, and thus to countries that may be experiencing or have experienced declines in stock market value or economic growth in recent periods. The Fund invests in companies representing a minimum of five countries and can be expected to be invested in up to 15 or more countries in its portfolio under normal conditions.

A portfolio optimization process determines the specific securities that are selected from each country to represent each selected country's return. Factors used to select stocks within the countries include:

         -Market capitalization
     -Liquidity
         -Volatility
         -Growth
         -Earnings/Price
         -Industry


The Fund can invest in any industry, will seek to hold a broadly diversified portfolio across several industries, and will not concentrate 25% or more of total assets in any single industry as an ongoing policy.

RISK FACTORS

All investments involve risk, and there can be no guarantee against loss resulting from an investment in the Funds, nor can there by any assurance that the Funds' investment objective will be attained. As with any investment in securities, the value of and return from an investment in the Funds can decrease as well as increase depending on a variety of factors which may affect the value and return generated by the Funds' portfolio securities, including general economic conditions and market factors. To the extent the Funds invest in undervalued companies, there may be a substantial time period before the securities of such companies return to price levels believed by Rochdale to represent their true value. To the extent the Funds invest in fixed-income securities, their value generally rises during periods of falling interest rates but falls during periods of rising interest rates, and are subject to credit risk relative to the ability of the issuer to repay principal and interest. An investment in the Funds is therefore more appropriate for long-term investors who can bear the risk of short-term fluctuations in principal and net asset value.


Foreign Securities and Emerging Markets


Both Funds may invest, and the International Opportunity Fund will concentrate its investments, in securities of foreign issuers, including those of companies in emerging foreign markets. There are various risks associated with such investments.


Since foreign securities are normally denominated and traded in foreign currencies, the value of fund assets may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer, and foreign issuers may not be subject to accounting standards comparable to those in the United States.

The securities of some foreign companies are less liquid, and at times more volatile, than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

Prior Government approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and approval in some foreign countries. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for such repatriation.


The risks described above are typically greater in less developed nations, sometimes referred to as "emerging markets." For instance, political and economic structures in these countries may be in their infancy and developing rapidly, causing instability. High rates of inflation may adversely affect the economies and securities markets of such countries. In addition, the small size, limited trading volume and relative inexperience of the people managing and working in the securities markets in these countries may make investments in such countries less liquid and more volatile than investments in more developed countries. Investments in emerging markets are regarded as speculative, and in non-geographically diverse emerging markets as especially speculative.


OTHER INVESTMENT PRACTICES USED BY THE FUNDS

Short-term Investments


At times, the Funds may invest in short-term cash-equivalent securities. These consist of high quality debt obligations maturing in one year or less from the date of purchase, such as securities issued by the U.S. Government, its agencies and instrumentalities, certificates of deposit, banker's acceptances and commercial paper. High quality means that the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's Investor's Service, Inc. (Moody's), that the issuer has an outstanding issue of debt securities rated at least AA by S&P or Aa by Moody's, or are of comparable quality in Rochdale's opinion.


Fixed-Income Securities


Although equity securities are the primary focus for the Funds, they may also hold fixed-income securities when Rochdale believes that opportunities for long-term capital growth exist. The Funds' investments in corporate fixed-income securities of domestic and foreign issuers are limited to corporate debt securities (bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in Rochdale's view, comparable in quality to corporate debt securities in which the Fund may invest.

The Funds may invest up to 25% of their assets in securities rated B or better by Moody's or Standard & Poor's. Securities rated BBB or better by S & P or Baa and higher by Moody's are considered investment grade, but those rated BBB or Baa may have speculative characteristics and changes in economic conditions may lead to a weakened capacity to make principal and interest payments than is the case with higher-rated securities.

The Funds may invest in securities rated below investment grade by Moody's and S & P, but not rated below B. These securities have speculative characteristics, including the possibility of default or bankruptcy of their issuers, market price volatility based on interest rate sensitivity, and limited liquidity of their trading markets. Because of these characteristics, the market for such securities could be disrupted by an economic downturn and their value and the ability of their issuers to repay principal and interest, and the Funds' net asset values could be adversely affected.




Investment Companies

Consistent with the provisions of the Investment Company Act of 1940 (the "1940 Act"), the Funds may invest in the securities of other investment companies. As a shareholder in any investment company, a Fund will bear its ratable share of such company's expenses, including its advisory and administration fees.



Securities Lending

Each Fund is authorized to make loans of its portfolio securities to broker-dealers or other institutional investors in an amount not exceeding 33 1/3% of its net assets. The borrower must maintain collateral equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest or dividends paid on the loaned securities and a fee or portion of the interest earned on the collateral. The risks in lending portfolio securities include possible delay in receiving additional collateral or in recovery of the securities, or possible limitation or loss of rights in the collateral should the borrower fail financially. The Fund will make loans of securities only to firms deemed by Rochdale to be of good standing and fully creditworthy.

Year 2000


Like other mutual funds and financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by them, Rochdale and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Funds and Advisor are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other, major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

The Funds have adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Funds' investment objectives, certain of these restrictions are fundamental and may be changed only by a majority vote of a Fund's outstanding shares.


                                           MANAGEMENT AND ADMINISTRATION

The Board of Trustees of the Trust establishes the Funds' policies and supervises and reviews the management of the Funds.

                                                Investment Advisor


Rochdale Investment Management, Inc. 570 Lexington Avenue, New York, NY 10022-6837, acts as investment advisor to the Funds pursuant to the Investment Advisory Agreement. Rochdale provides investment advisory services to individual and institutional investors and manages assets totaling over $500 million. Rochdale was founded in 1986 and is controlled by Mr. Carl Acebes. Rochdale is affiliated with Rochdale Securities Corporation, a New York Stock Exchange member firm serving major corporate pension funds.


Mr. Carl Acebes and Mr. Garrett R. D'Alessandro, CFA, are the Funds' portfolio managers. Mr. Acebes has been Chairman and Chief Investment Officer of Rochdale since its founding. Mr. D'Alessandro, who also has been associated with Rochdale since 1986, is the firm's President, Chief Executive Officer and Director of Research. Mr. Acebes and Mr. D'Alessandro determine those companies that satisfy the firm's investment criteria for inclusion in the Funds' portfolios and direct the efforts of the firm's research analysts, as well as develop Rochdale's proprietary analysis frameworks and multi-factor models.


Rochdale provides the Funds with advice on buying and selling securities, manages the investments of the Funds, furnishes the Funds with office space, and provides certain of the personnel needed by the Funds. As compensation, each Fund pays Rochdale a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.

Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the rate of 0.10% annually of average net assets, with a minimum annual fee per Fund of $40,000.



Each Fund is responsible for its own operating expenses. Rochdale has agreed to limit the Foundation Fund's operating expenses to assure that its annual ratio of operating expenses to average net assets ("expense ratio") will not exceed 2.50% and the International Opportunity Fund's expense ratio so that it will not exceed 2.75%. Rochdale also may waive fees or reimburse additional amounts to the Funds at any time in order to reduce the Funds' expenses. Reductions made by Rochdale in its fees or payments or reimbursement of expenses which are the Funds' obligation are subject to reimbursement within the following three years by the Funds provided that the Funds are able to do so and remain in compliance with applicable expense limitations then in effect.


Rochdale considers a number of factors in determining which brokers or dealers to use for the Funds' portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which Rochdale may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, Rochdale may consider the sale of Fund shares as a factor in selecting broker-dealers for the Funds' portfolio transactions. Subject to overall requirements of obtaining the best combination of price, execution, and research services on a particular transaction, the Funds intend to place eligible portfolio transactions through their affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the Investment Company Act of 1940 (the "1940 Act") and related rules.


DISTRIBUTION PLAN

The Funds have adopted a distribution plan pursuant to Rule 12b- 1. The Plan provides that the Funds may pay for distribution and related expenses of up to an annual rate of 0.25% of each Fund's average net assets to Rochdale as distribution coordinator. Expenses permitted to be paid by the Funds under the Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Funds' shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to Fund shareholders; and such other expenses related to the distribution of the Funds' shares.

Plan payments will be reviewed by the Trustees. However, it is possible that at times the amount of Rochdale's compensation could exceed Rochdale's distribution expenses, resulting in a profit to Rochdale. If the Plan is terminated, the Funds will not be required to make payments for expenses incurred after the termination.


                                            HOW TO INVEST IN THE FUNDS

The minimum initial investment in each Fund is $10,000. Subsequent investments must be at least $2,500. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the particular Fund's objective and it is otherwise acceptable to Rochdale.

Shares of the Funds are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. Orders received after the time of the determination of a Fund's net asset value will be entered at the next calculated net asset value. Investors may be charged a fee by a broker or agent if they use such intermediaries to effect a transaction.

Investors may purchase shares of the Funds by check or wire:

By Check: For initial investments, an investor should complete the Funds' Account Application (included with this Prospectus). The completed application, together with a check payable to "Rochdale Foundation Fund" or the "Rochdale International Opportunities Fund" should be mailed to the Funds at P.O. Box ____, _________, __ _____-____. For purchases by overnight mail, please contact the Transfer Agent at (800) ___-____ for instructions.

A stub is attached to the account statement sent to shareholders after each transaction. For subsequent investments the stub should be detached from the statement and, together with a check payable to "Rochdale Foundation Fund," or "Rochdale International Opportunities Fund" and mailed to the Funds in the envelope provided at the address indicated above. The investor's account number should be written on the check.

By Wire: For initial investments, before wiring the Funds an investor should call (800) ___-____ between the hours of _:__ a.m. and _:__ p.m. Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading in order to receive an account number. It is necessary to notify the Funds prior to each wire purchase. Wires sent without notifying the Funds could result in a delay of the effective date of purchase. The Funds' Transfer Agent will request the investor's name, address, taxpayer identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to : ____________________, ABA #____-____- _, for credit to Rochdale
Foundation Fund, DDA #____-______ or Rochdale International Opportunities Fund, DDA. #___-___-____, for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the Funds are received by the Transfer Agent prior to the time that a Fund's net asset value is calculated, the Funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.

It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting Funds in this manner and from their own banks about any fees that may be imposed.

Other Purchase Information. Payments of redemption proceeds will not be made with respect to any shares of the Funds purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Funds. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Funds and the Distributor reserve the right to reject any purchase order in whole or in part.

If a fully completed application or wire order, together with payment made directly to the order of the Fund in U.S. dollars , is received by the Transfer Agent by the close of trading on the NYSE (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day.

Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Funds' Account Application for further information concerning this requirement.

The Funds are not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Funds and the Funds' Transfer Agent for the account of the shareholder.

                                     HOW TO REDEEM AN INVESTMENT IN THE FUNDS

Shareholders have the right to have the Funds redeem all or any portion of the outstanding shares in their account at their current net asset value on each day the NYSE is open for trading, subject to a 2% redemption fee imposed on redemptions of shares within eighteen months of purchase. This fee is paid to the Funds and is designed to reduce transaction costs and disruptive effects of short-term investment in the Funds. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption. Direct Redemption. A written request for redemption must be received by the Funds' Transfer Agent in order to constitute a valid tender for redemption. Requests for redemption of fund shares should be mailed to the Funds at P.O. Box ____, __________, __ _____-____. To protect the Funds and their shareholders, a signature guarantee is required for certain transactions, including redemptions of amounts of $5,000 or more. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Funds' Account Application may redeem shares on any business day the NYSE is open by calling the Funds' Transfer Agent at (800) ___-____ between the hours of _:__ a.m. and _:__ p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these procedures are followed, neither the Funds nor their agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Funds may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

Other Redemption Information. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Funds will not mail redemption proceeds until they have been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal Funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $5,000. If the Funds determine to make such an involuntary redemption, the shareholder will first be notified that the value of the account is less than $5,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $5,000 before the Funds take any action.

                                   SERVICES AVAILABLE TO THE FUNDS' SHAREHOLDERS

Retirement Plans. The Funds offer prototype Individual Retirement Account ("IRA") and Roth IRA plans, and information is available from the Distributor or from your securities dealer with respect to other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan. Automatic Investment Plan. For the convenience of shareholders, the Funds offer an automatic investment plan whereby a preauthorized amount is automatically drawn on the shareholder's personal checking account each month (but not less than $100). Upon receipt of the withdrawn funds, a Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Transfer Agent. There is no charge by the Funds for this service. The Funds may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

Automatic Withdrawals. As another convenience, the Funds offer a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account in a Fund must have shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Funds at any time without charge or penalty.

A withdrawal under the Systematic Withdrawal Program is treated as a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amounts withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.


                                   HOW THE FUNDS' PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that Exchange is open for trading. Net asset value per share is calculated by dividing the value of each Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.



The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuation in the value of such currencies in relation to the U.S. dollar may affect the value of the Funds' shares even without any change in the foreign currency denominated values of such securities.


                                              DISTRIBUTIONS AND TAXES

Dividends and Distributions. Any dividends from net investment income (which includes realized short-term capital gains) are declared and paid at least annually. Any undistributed long-term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Funds' fiscal year, will also be distributed to shareholders on or about December 31 of each year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of a Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that distributions be made in cash. Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. The Funds intend to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Funds continue to so qualify, and as long as they distribute all of their income each year to the shareholders, the Funds will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Funds will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time shares have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Funds' distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investing in the Funds.

                                                GENERAL INFORMATION

The Trust. The Funds are series of Rochdale Investment Trust (the "Trust"). The Trust was organized as a Delaware business trust on February __, 1998. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time classify shares and issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.


Performance Information. From time to time, the Funds may publish total return in advertisements and communications to investors. Total return information will include a Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income, and any applicable sales charges. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Custodian and Transfer Agent; Shareholder Inquiries. _______________, _____________, _________, __ ______, serves as custodian of the Funds' assets.
________________________, P. O. Box ____, _________, __ _____-____ is the Funds'
Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to the Transfer Agent at (800) ___-____.

Advisor
Rochdale Investment Management Inc.
570 Lexington Ave.
New York, NY 10022-6837

Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261E
Phoenix, AZ 85018

Custodian
===============
---------------

Transfer and Dividend Disbursing Agent
==============
--------------

Auditors
===============
---------------

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California St.
San Francisco, CA 94104

                      STATEMENT OF ADDITIONAL INFORMATION
                                 June __, 1998
                            ROCHDALE FOUNDATION FUND


                    ROCHDALE INTERNATIONAL OPPORTUNITY FUND


                              570 Lexington Avenue
                            New York, NY 10022-6837
                                 (212) 702-3500
                                 (800) ___-____


 This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the Rochdale Foundation Fund and the Rochdale International Opportunity Fund (the "Funds"). A copy of the prospectus of the Funds dated June , 1998 is available by calling the number listed above or (212) 633-9700.


                                TABLE OF CONTENTS

                                                                          Reference to page
                                                            Page           In Prospectus

The Trust                                                   B-2
Investment Objective and Policies                           B-2
Investment Restrictions                                     B-4
Distributions and Tax Information                           B-6
Management                                                  B-8
The Fund's Investment Advisor                               B-9
The Fund's Administrator                                    B-9
The Fund's Distributor                                      B-10
Execution of Portfolio Transactions                         B-10
Additional Purchase and Redemption Information              B-12
Determination of Share Price                                B-13
Performance Information                                     B-13
General Information                                         B-14

                                                     THE TRUST


         Rochdale Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust may consist of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the initial series of the Trust, the Rochdale Foundation Fund and Rochdale International Opportunity Fund. Rochdale Investment Management Inc. ("Rochdale") is the

Fund's investment advisor.

                                         INVESTMENT OBJECTIVE AND POLICIES


             The Funds are mutual funds with an investment objective of long-term capital appreciation. The following discussion supplements the discussion of the Funds' investment objectives and policies as set forth in the Prospectus. There can be no assurance that the objective of the Funds will be attained.


Depositary Receipts

         The Funds may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Funds may also hold American Depository Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. For purposes of the Funds' investment policies, the Funds' investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Repurchase Agreements

The Funds may enter into repurchase agreements in order to earn income on available cash, or as a defensive investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit worthy registered securities dealers with all such transactions governed by procedures adopted and regularly reviewed by the Trust's Board of Trustees. Rochdale monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

         If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities


         Each Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Rochdale does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Funds will segregate liquid assets equal in value to commitments for when-issued securities, which reduces but does not eliminate leverage.



Options and Futures


The Funds may purchase and write call and put options on securities, securities indexes, and foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds may use these techniques to hedge against changes in securities prices, foreign currency exchange rates or as part of its overall investment strategy. The Funds segregate liquid assets to cover obligations under options and futures contracts to reduce leveraging.

The Funds may buy or sell interest rate futures contracts and options on interest rate futures contracts for the purpose of hedging against changes in the value of securities owned. The Funds will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on a Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets.

There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Funds. This may cause the futures or options to react differently from the Funds' portfolio securities to market changes. In addition, Rochdale could be incorrect in its expectations for the direction or extent of market movements. In these events, the Funds could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times, although Rochdale will consider liquidity before entering into these transactions.

Illiquid Securities


Each Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between a Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market are not deemed illiquid for purposes of this limitation. Investing in Rule 144A securities could result in increasing the level of a Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rochdale will monitor the liquidity of such securities subject to review by the Board of Trustees.


         With respect to liquidity determinations generally, the Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to Rochdale. Factors encompassed in the evaluation of liquidity, include, but are not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Rochdale will monitor the liquidity of securities in the Funds' portfolios and report periodically on such decisions to the Board of Trustees, consistent with the guidelines established for making liquidity determinations.


                                              INVESTMENT RESTRICTIONS

             The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. Neither Fund may:

             1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of portfolio securities, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.



             (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no investments may be made while any borrowings are in excess of 5% of total assets).

             (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

             3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

             4. Purchase or sell real estate, or commodities or commodity contracts, except that a Fund may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options.

             5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

             6. Issue senior securities, as defined in the 1940 Act except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into repurchase transactions, or (c) engaging in options or futures transactions.

             7. Invest in any issuer for purposes of exercising control or management.

             Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Neither Fund may:

             8.Invest in securities of other investment companies except as provided for in the Investment Company Act of 1940.

             9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

             If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise noted.


                                         DISTRIBUTIONS AND TAX INFORMATION

Distributions

             Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 31 of each year.

             Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

Tax Information

         Each Fund is treated as a separate entity for federal income tax purposes. Each Fund expects to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term and mid-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

             Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of a Fund.

The Funds may write, purchase, or sell certain option and futures contracts. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. Unless a Fund is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may affect the taxation of the Fund's transactions in option, futures, and foreign currency contracts. Under Section 1092 of the Code, the Funds may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

             Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

             Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of a Fund's shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

             Neither Fund will be subject to tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

             Generally, a credit for foreign taxes may not exceed the shareholder's U.S. federal income tax (determined without reward to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of distributions paid by a Fund from foreign source income will be treated as foreign source income. A Fund's gains from the sale of securities will generally be treated as derived from U.S. sources, and certain currency fluctuation gains and losses, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from a Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of foreign income taxes paid by the Funds.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of

30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.


                                                    MANAGEMENT

TRUSTEES

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


[Information on Trustees to be supplied]


         Set forth below is the total compensation estimated to be received by the Trustees during the Funds' initial fiscal period. Disinterested Trustees receive an annual retainer of $_,___ and a fee of $____ for each regularly scheduled meeting. These trustees also receive a fee of $____ for any special meeting attended. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Funds or any other portfolios of the Trust.


Name of Trustee                              Total Compensation
---------------                              ------------------





                          THE FUNDS' INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Funds by Rochdale, pursuant to an Investment Advisory Agreement.

         The Investment Advisory Agreement continues in effect after its initial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Funds, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either a Fund or Rochdale upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the 1940 Act.


         Rochdale has agreed to reduce fees payable to it or reimburse the Funds; operating expenses to the extent necessary to limit the Fund's ratio of operating expenses to average net assets to no more than 2.50% annually for the Foundation Fund and 2.75% annually for the International Opportunity Fund. Any such reduction of fees or payment of expenses may be subject to reimbursement by the Funds within the following three years provided that a Fund is able to do so and remain in compliance with applicable expense limitations then in effect.


                                             THE FUNDS' ADMINISTRATOR

         The Funds have entered into an Administration Agreement with Investment Company Administration Corporation (the "Administrator"). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required notice filings necessary to maintain the Funds' ability to sell shares in all states where the Funds currently do or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the

Funds' servicing agents (e.g., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives a monthly fee from each Fund at the annual rate of 0.10% of average daily net assets with a minimum annual fee of $40,000.


                                              THE FUNDS'  DISTRIBUTOR

         First Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, acts as the Funds' principal underwriter in a continuous public offering of the Funds shares. The Distribution Agreement between the Funds and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days, written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                                        EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, Rochdale determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of Rochdale, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, Rochdale will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to Rochdale that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. Rochdale considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to Rochdale, even if the specific services were not imputed just to the Funds and may be useful to Rochdale in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Rochdale to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of Rochdale's overall responsibilities to the Funds.

         Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by Rochdale. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or other funds. In such event, the position of the Funds and such client account(s) or other funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other funds seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as is desired, or may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or other funds in a manner deemed equitable by Rochdale, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

Subject to overall requirements of obtaining the best combination of price, execution and research services on a particular transaction, the Funds may place eligible portfolio transactions through its affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the Investment Company Act of 1940 (the "1940 Act") and related rules.

                                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of Rochdale or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares.

         Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other periods as the SEC may permit for the protection of the Funds' shareholders. At various times, the Funds may be requested to redeem shares for which they have not yet received confirmation of good payment; in this circumstance, the Funds may delay payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Funds.

         The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Funds may make payment partly in securities with a current market value equal to the redemption price. Although the Funds do not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust and Funds have elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

         As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                                           DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily at the close of public trading on the New York Stock Exchange, ("NYSE"), currently 4:00 p.m., New York City time, on each day the NYSE is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Funds' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.



                                              PERFORMANCE INFORMATION

         From time to time, the Funds may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rates of return over the most recent year and the period from the Funds' inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated periods, according to the following formula:
                                                         n
                                                   P(1+T)  = ERV

Where:   P = a hypothetical initial purchase order of $1,000
                 from which the maximum sales load is deducted
               T = average annual total return n = number of years

ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

             Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

             The Funds' total returns may be compared to relevant domestic and foreign indices, including those published by Lipper Analytical Services, Inc. From time to time, evaluations of the Funds' performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

             Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total returns for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


                                                GENERAL INFORMATION

             Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

             ______________________, ___________ acts as Custodian of
the securities and other assets of the Funds.
__________________________, ___________ acts  as the Funds'
transfer and shareholder service agent.

             The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                            ROCHDALE INVESTMENT TRUST
                                    FORM N-1A
                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a) Statement of Assets and Liabilities
              Notes to Financial Statements
              (To be filed by Amendment)

         (b)  Exhibits:

                  (1)  Agreement and Declaration of Trust--1
                  (2)  By-Laws--1
                  (3)  Voting Trust Agreement -- Not applicable
                  (4)  Specimen Share Certificate--2
                  (5)  Form of Investment Advisory Agreement--1
                  (6)  Form of Distribution Agreement--1
                  (7)  Benefit Plan -- Not applicable
                  (8)  Form of Custodian and Transfer Agent Agreements--2
                  (9)  Form of Administration Agreement--1
                  (10) Consent and Opinion of Counsel as to legality of shares-2
                  (11)  Consent of Accountants-2
                  (12)  All  Financial  Statements  omitted  from  Item 23 --Not applicable
                  (13) Letter of Understanding relating to initial capital-2
                  (14)  Model Retirement Plan Documents - Not applicable
                  (15) Form of Plan pursuant to Rule 12b-1-not applicable
                  (16)  Schedule for Computation of Performance Quotations-2

1-Filed with Registration Statement on Form N-1A on March 6, 1998.

2 To be filed by Amendment



Item 25. Persons Controlled by or under Common Control with
Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                        Number of Record
                                                        Holders as of
                  Title of Class                        May 27, 1998


Shares of Beneficial Interest, no par value:                None


Item 27.  Indemnification


Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser.

         With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-27265.


Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:


                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment  Funds
                  Jurika & Voyles Fund Group
                  Kayne  Anderson  Mutual Funds
                  Masters'  Select   Investment   Trust
                  O'Shaughnessy Funds, Inc.
                  PIC  Investment  Trust
                  Professionally Managed  Portfolios
                  Purisima Funds
                  Rainier   Investment Management  Mutual  Funds
                  RNC Mutual Fund Group
                  UBS Private Investor Funds


         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:


                           Position and Offices                 Position and
Name and Principal         with Principal                       Offices with
Business Address           Underwriter                          Registrant

Robert H. Wadsworth        President                            None
4455 E. Camelback Road     and Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl            Vice President                       None
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli         Vice President &                     None
479 West 22nd Street       Secretary
New York, New York 10011



         (c) Not applicable.


Item 30.  Location of Accounts and Records.


         The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.


Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings



    The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on May 27, 1998.


                                  ROCHDALE INVESTMENT TRUST

                                  By: Garrett R. D'Alessandro
                                      Garrett R. D'Alessandro
                                      President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Julie L. Allecta              Trustee       May 27, 1998
Julie L. Allecta

Garrett R. D'Alessandro       Principal     May 27, 1998
Garrett R. D'Alessandro       Financial
                              Officer